Share Capital - Schedule of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	$ 42,080	$ 5,265
Stock-option expense
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	3,258	2,285
DSU expense
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	7,758	745
PSU expense
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions	$ 31,064	$ 2,235